CONSOLIDATED STATEMENTS OF INCOME - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Revenues
Mobile telephony	$ 1,775.7	$ 1,663.5	$ 1,420.7
Internet	1,250.3	1,254.0	1,283.8
Television	748.2	777.9	802.6
Wireline telephony	231.4	248.9	278.3
Mobile equipment sales	668.1	695.1	613.5
Other	173.8	195.7	255.1
Revenues	4,847.5	4,835.1	4,654.0
Employee costs	525.9	490.8	472.3
Purchase of goods and services	1,938.4	2,008.9	1,951.4
Depreciation and amortization	796.2	883.8	844.0
Financial expenses	274.3	340.9	331.0
Restructuring, impairment of assets and other	25.1	26.1	20.1
Loss on debt refinancing	13.2	0.9
Income before income taxes	1,274.4	1,083.7	1,035.2
Income taxes:
Current	256.8	239.2	213.1
Deferred	45.2	16.2	24.6
Income taxes	302.0	255.4	237.7
Net income	972.4	828.3	797.5
Net income attributable to
Shareholder	$ 972.4	$ 828.3	797.4
Non-controlling interests			$ 0.1